MD&A - Capital management (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Table]
Total IFRS equity	$ 57,218	$ 61,002	$ 59,765	$ 54,675
Equity attributable to non-controlling interests	(342)	(340)
Defined benefit plans, net of tax	(311)	(270)
Deferred tax assets recognized for tax loss carry-forwards	(4,077)	(4,565)
Deferred tax assets on temporary differences, excess over threshold	(64)	(49)
Goodwill, net of tax	(5,754)	(5,838)
Intangible assets, net of tax	(150)	(180)
Compensation-related components (not recognized in net profit)	(2,287)	(1,700)
Expected losses on advanced internal ratings-based portfolio less provisions	(471)	(482)
Unrealized (gains) / losses from cash flow hedges, net of tax	4,234	(628)
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	(523)	315
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(105)	(50)
Unrealized gains related to debt instruments at fair value through OCI, net of tax	0	(68)
Prudential valuation adjustments	(201)	(167)
Accruals for proposed dividends to shareholders	(1,683)	(1,700)
Other	(29)	1
Total common equity tier 1 capital	45,457	45,281
UBS AG
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Table]
Total IFRS equity	56,940	$ 58,442	$ 58,073	$ 53,896
Equity attributable to non-controlling interests	(342)
Defined benefit plans, net of tax	(311)
Deferred tax assets recognized for tax loss carry-forwards	(4,077)
Deferred tax assets on temporary differences, excess over threshold	(262)
Goodwill, net of tax	(5,754)
Intangible assets, net of tax	(150)
Expected losses on advanced internal ratings-based portfolio less provisions	(471)
Unrealized (gains) / losses from cash flow hedges, net of tax	4,234
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	(523)
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(105)
Unrealized gains related to debt instruments at fair value through OCI, net of tax	0
Prudential valuation adjustments	(201)
Accruals for proposed dividends to shareholders	(6,000)
Other	(51)
Total common equity tier 1 capital	42,929
Differences
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Table]
Total IFRS equity	278
Deferred tax assets on temporary differences, excess over threshold	198
Compensation-related components (not recognized in net profit)	(2,287)
Accruals for proposed dividends to shareholders	4,317
Other	22
Total common equity tier 1 capital	$ 2,528